Basis of Presentation and Recent Accounting Pronouncements - Revenue Recognition (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Sep. 27, 2013	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 969,053	$ 1,001,118	$ 999,033	$ 1,036,288	$ 1,033,307	$ 1,007,234	$ 993,460	$ 1,055,667	$ 1,046,275	$ 1,927,985	$ 2,069,595		$ 4,069,746	$ 4,102,636	$ 4,675,701
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Gross favorable	19,772			34,645						44,423		$ 57,794	98,000	109,000	103,000
Gross unfavorable	(1,685)			(6,387)						(5,296)		(8,734)	(21,000)	(23,000)	(44,000)
Total net adjustments, before taxes and noncontrolling interests	18,087			28,258						39,127		$ 49,060	77,000	86,000	59,000
Unbilled contracts receivable	10,770	$ 12,222								10,770			12,222
Depreciation	$ 29,114			$ 29,242						$ 56,737	$ 58,528		$ 113,742	$ 120,394	$ 128,371
Percentage of revenues recognized under percentage of completion method													42.30%	49.30%	42.70%
U.S. federal government
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues													$ 3,720,275	$ 3,898,083	$ 4,431,785
State and local government
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues													330,254	198,062	188,164
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues													$ 19,217	$ 6,491	$ 55,752